Other Items/Subsequent Events - Additional Information (Detail) - USD ($)				12 Months Ended
	Mar. 10, 2023	Feb. 27, 2023	Feb. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023	Jul. 12, 2021	Mar. 31, 2021	Feb. 28, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of ordinary shares authorised				$ 5,000,000	$ 5,000,000	$ 5,000,000
Number of ordinary shares authorised				500,000,000	500,000,000	500,000,000
Warrant price per share				$ 0.01	$ 0.01	$ 0.01
Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share			$ 0.8895
ADS Ratio Change
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Conversion of stock description	ADSs to its ordinary shares from one (1) ADS representing five (5) ordinary shares to one (1) ADS representing twenty-five (25) ordinary shares (the “ADS Ratio Change”).
Loss on stock conversion				$ 3.68	$ 2.40	$ 2.11
Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued				0					86,250,000	25,568,180
Ordinary Shares | Extraordinary General Meeting of Shareholders
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of ordinary shares authorised							$ 5,000,000
Number of ordinary shares authorised							500,000,000
Warrant price per share							$ 0.01
Ordinary Shares | Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued			112,359,550
Purchase price of share			$ 0.178
Ordinary Shares | Increase in Authorised Share Capital | Extraordinary General Meeting of Shareholders
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of ordinary shares authorised							$ 10,000,000
Number of ordinary shares authorised							1,000,000,000
Warrant price per share							$ 0.01
American Depositary Share
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued				0	409,071				17,250,000	5,113,636
American Depositary Share | Purchase Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued			5
Purchase price of share			$ 0.89
Percentage of share premium			15.00%
American Depositary Share | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrants maturity term			5 years
Proceeds from exercise of warrants		$ 20,000,000.0
Additional amount from exercise of warrants			$ 80,000,000.0
American Depositary Share | Private Placement | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants exercisable			55,309,112
American Depositary Share | Tranche 1A Warrants | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of warrants exercisable until 60 days			50.00%
Warrant exercise price			$ 1.30
American Depositary Share | Tranche 1B Warrants | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of warrants exercisable until 60 days			50.00%
Discount rate on warrant exercise price			50.00%
American Depositary Share | Tranche 1B Warrants | Private Placement | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price			$ 1.30
American Depositary Share | Tranche 2A Warrants | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of warrants exercisable until 60 days			50.00%
Warrant exercise price			$ 1.63
American Depositary Share | Tranche 2B Warrants | Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of warrants exercisable until 60 days			50.00%
Discount rate on warrant exercise price			50.00%
American Depositary Share | Tranche 2B Warrants | Private Placement | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant exercise price			$ 1.63
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share								$ 0.5257
K2HV Loan Agreement | American Depositary Share
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share								$ 2.6285